EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectuses and statement of additional information for Class II and Class III Shares of the VP Defensive Strategy, VP Conservative Strategy, VP Moderate Strategy, VP Market Plus Strategy, VP Balanced Strategy and VP Market Growth Strategy Funds electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 3, 2013 (SEC Accession No. 0001104659-13-073914).